Document and Entity Information	Jun. 15, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 15, 2021, Repay Holdings Corporation (the “Company” or “REPAY”) filed a Current Report on Form 8-K (the “Original Form 8-K”), reporting that, on June 15, 2021, the Company acquired BT Intermediate, LLC, a Delaware limited liability company, pursuant to an Agreement and Plan of Merger, dated as of May 7, 2021. This Current Report on Form 8-K/A amends Item 9.01 of the Original Form 8-K to include the financial statements and unaudited pro forma financial information required by Items 9.01(a) and (b) of Form 8-K, respectively, which were not included in the Original Form 8-K as permitted by Item 9.01(a)(3) and (b)(2) of Form 8-K.
Document Period End Date	Jun. 15, 2021
Entity Registrant Name	REPAY HOLDINGS CORPORATION
Entity Central Index Key	0001720592
Entity Tax Identification Number	98-1496050
Entity File Number	001-38531
Entity Emerging Growth Company	false
Entity Address, Address Line One	3 West Paces Ferry Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	404
Local Phone Number	504-7472
Entity Incorporation, State or Country Code	DE
Trading Symbol	RPAY
Security 12b Title	Class A common stock, par value $0.0001 per share
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false